UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cyrus Capital Partners, L.P.
Address: 399 Park Avenue, 39th Floor

         New York, NY  10022

13F File Number:  28-10102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jennifer M. Pulick
Title:     Chief Compliance Officer
Phone:     212-380-5821

Signature, Place, and Date of Signing:

     /s/ Jennifer M. Pulick     New York, NY     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $384,235,185 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (x$1000)   PRN AMT PRN CALL DSCRETN MANAGERS    SOLE   SHARED    NONE
------------------------------ -------------- ---------    --------  -------- --- ---- ------- --------- ------- -------- -------
ALERE INC                      COM            01449J105   1171200       32000          SOLE              32000        0        0
ARMSTRONG WORLD INDS INC NEW   COM            04247X102    351671.5     28100          SOLE              28100        0        0
BUILDERS FIRSTSOURCE INC       COM            12008R107    334900      170000          SOLE             170000        0        0
CHARTER COMMUNICATIONS INC D   CL A NEW       16117M305    902635.23    23180          SOLE              23180        0        0
CHEMTURA CORP                  COM NEW        163893209  61937744.92  3875954          SOLE            3875954        0        0
CIT GROUP INC                  COM NEW        125581801  92214358.18  1957842          SOLE            1957842        0        0
COTT CORP QUE                  COM            22163N106   1180310      131000          SOLE             131000        0        0
DOMINOS PIZZA INC              COM            25754A201    957000       60000          SOLE              60000        0        0
ENDEAVOUR INTL CORP            COM NEW        29259G200   9068587.2    657144          SOLE             657144        0        0
EXCO RESOURCES INC             COM            269279402 114508223.93  5896407          SOLE            5896407        0        0
GENERAL MTRS CO                JR PFD CNV SRB 37045V209   1352750       25000          SOLE              25000        0        0
GRAHAM PACKAGING CO INC        COM            384701108   1149306.48    88137          SOLE              88137        0        0
INTEROIL CORP                  COM            460951106   9739035.32   135133          SOLE             135133        0        0
KOHLBERG CAPITAL CORP          COM            500233101   1578767.74   226509          SOLE             226509        0        0
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT 55608B105   1270200       60000          SOLE              60000        0        0
MASCO CORP                     COM            574599106    757068       59800          SOLE              59800        0        0
MOTRICITY INC                  COM            620107102   12523626.56  674401.3333     SOLE             674401        0        0
NL INDS INC                    COM NEW        629156407     357945.84   32074          SOLE              32074        0        0
OFFICE DEPOT INC               COM            676220106    9450000    1750000          SOLE            1750000        0        0
QUAD / GRAPHICS INC            COM CL A       747301109   16082817.92  389792          SOLE             389792        0        0
REGAL ENTMT GROUP              CL A           758766109     697202.14  154936          SOLE             154936        0        0
SABRA HEALTH CARE REIT INC     COM            78573L106    1635300      88875          SOLE              88875        0        0
SEMGROUP CORP                  CL A           81663A105    9240163.79  340087          SOLE             340087        0        0
SKECHERS U S A INC             CL A           830566105     300000      15000          SOLE              15000        0        0
SPECTRUM BRANDS HLDGS INC      COM            84763R101     935100      30000          SOLE              30000        0        0
STERLING FINL CORP WASH        COM NEW        859319303   29589424.97 1559801          SOLE             559801        0        0
SUNOCO INC                     COM            86764P109     322480       8000          SOLE               8000        0        0
TEMPLE INLAND INC              COM            879868107     637200      30000          SOLE              30000        0        0
UNITEDHEALTH GROUP INC         COM            91324P102    1083300      30000          SOLE              30000        0        0
VALEANT PHARMACEUTICALS INTL   COM            91911K102    1372065      48500          SOLE              48500        0        0
WELLPOINT INC                  COM            94973V107    1194060      21000          SOLE              21000        0        0
WEYERHAEUSER CO                COM            962166104     340740      18000          SOLE              18000        0        0